Schedule of Investments (unaudited) October 31, 2023	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 7.4%

Corporate — 7.4%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54	$1,015	$1,013,290
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49	250	248,374

Total Municipal Bonds in Alabama		1,261,664

California — 1.6%

Tobacco — 1.6%
California County Tobacco Securitization Agency, RB,
Series D, 0.00%, 06/01/55(b)	4,680	268,928

District of Columbia — 11.6%

Tobacco — 2.8%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	6,000	472,918

Transportation — 8.8%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,500	1,511,949

Total Municipal Bonds in District of Columbia		1,984,867

Iowa — 5.8%

Corporate — 5.8%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	992,699

Puerto Rico — 5.6%

State — 5.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	107,132
Series A-1, Restructured, 5.00%, 07/01/58	478	414,251
Series A-2, Restructured, 4.78%, 07/01/58	129	108,007
Series A-2, Restructured, 4.33%, 07/01/40	391	337,633

Total Municipal Bonds in Puerto Rico		967,023

Virginia — 134.5%

County/City/Special District/School District — 29.9%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42(c)	500	519,193
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.38%, 03/01/36(d)(e)	235	174,882
City of Alexandria Virginia, GO, Series B, 4.00%, 12/15/52	1,375	1,144,482
Hampton Roads Transportation Accountability
Commission, RB, Series A, 4.00%, 07/01/57	4,000	3,290,183

		5,128,740

Education — 10.7%
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	315	320,202
(NPFGC), 5.25%, 01/01/31	1,000	1,073,447
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	443,352

		1,837,001

Health — 27.9%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(f)	265	270,914
Fairfax County Economic Development Authority, RB,
Series A, 5.00%, 12/01/23(g)	500	500,251

Security	Par (000)	Value

Health (continued)
Fairfax County Industrial Development Authority, RB,
Series A, 5.00%, 05/15/44	$450	$445,215
Henrico County Economic Development Authority, RB 4.00%, 10/01/50	250	183,974
Class A, 5.00%, 10/01/47	1,000	904,815
Henrico County Economic Development Authority, Refunding RB, 4.25%, 06/01/26	145	140,125
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	200	194,012
Rockingham County Economic Development Authority,
Refunding RB, Series A, 3.00%, 11/01/46	820	582,455
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	167,740
Winchester Economic Development Authority, Refunding RB
5.00%, 01/01/44	1,000	985,947
Series A, 5.00%, 01/01/24(g)	400	400,411

		4,775,859

Housing — 10.1%
Virginia Housing Development Authority, RB, M/F Housing
Series B, 5.00%, 03/01/65	1,000	914,870
Series F, 5.25%, 10/01/38	250	250,055
Series G, 5.15%, 11/01/52	600	570,993

		1,735,918

State — 22.7%
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(h)	250	228,216
Dulles Town Center Community Development Authority,
Refunding SAB, 4.25%, 03/01/26	500	482,134
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(h)	235	221,362
Virginia College Building Authority, RB 4.00%, 02/01/42	1,000	898,409
4.00%, 02/01/43	500	435,966
(SAW), 4.00%, 09/01/47	605	519,862
Virginia Resources Authority, RB
Class B, 5.25%, 11/01/47	500	528,113
Series A, 4.00%, 11/01/43	640	579,234

		3,893,296

Tobacco — 7.6%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	985	848,430
Series B-2, Convertible, 5.20%, 06/01/46	500	445,436

		1,293,866

Transportation — 11.2%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/36	775	795,590
Virginia Port Authority, Refunding RB, Series A, AMT, 5.00%, 07/01/31(g)	650	657,043
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	500	461,436

		1,914,069

Utilities — 14.4%
City of Richmond Virginia Public Utility Revenue, RB,
Series A, 3.00%, 01/15/45	500	349,344
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	1,000	867,530

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Fairfax County Water Authority, RB, 4.00%, 04/01/47	$500	$426,158
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/44	300	303,678
Norfolk Redevelopment & Housing Authority, RB, 5.00%, 11/01/45(c)	500	517,596

		2,464,306

Total Municipal Bonds in Virginia		23,043,055

Total Long-Term Investments — 166.5% (Cost: $31,168,295)		28,518,236

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(i)(j)	401,681	401,681

Total Short-Term Securities — 2.4% (Cost: $401,618)		401,681

Total Investments — 168.9% (Cost: $31,569,913)		28,919,917
Liabilities in Excess of Other Assets — (1.4)%		(240,554)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (67.5)%		(11,554,696)

Net Assets Applicable to Common Shares — 100.0%		$17,124,667

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,819,412	$—	$(4,417,935	)(a)	$675	$(471)	$401,681	401,681	$16,624	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	4	12/19/23	$424	$811
U.S. Long Bond	7	12/19/23	763	4,923
5-Year U.S. Treasury Note	4	12/29/23	418	(154)

				$5,580

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$28,518,236	$—	$28,518,236
Short-Term Securities
Money Market Funds	401,681	—	—	401,681

	$401,681	$28,518,236	$—	$28,919,917

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$5,734	$—	$—	$5,734
Liabilities
Interest Rate Contracts	(154)	—	—	(154)

	$5,580	$—	$—	$5,580

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)

	$—	$(11,600,000)	$—	$(11,600,000)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

Portfolio Abbreviation (continued)

SAW	State Aid Withholding

TA	Tax Allocation

3